LOANS AND NOTE PAYABLE (Details Narrative)	Jan. 10, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 20, 2022 USD ($)	Nov. 08, 2022 USD ($)	Oct. 08, 2022 USD ($)	Aug. 08, 2022 USD ($)	Jul. 14, 2021 USD ($)	Jul. 14, 2021 CAD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Line of credit initial drawn amount						$ 200,000
Line of credit fee percentange						3.00%
Line of credit interest rate						1.93%
Line of credit		$ 134,210
Carrying value of merchant loan		1,097,742							$ 543,017
Cash proceeds							$ 2,781,593	$ 3,504,346
Revenue Purchase Agreements [Member]
Debt Instrument [Line Items]
Carrying value of merchant loan		164,636
Cash proceeds					$ 245,000
Debt Instrument, Periodic Payment					$ 8,208
Percentage of sales adjusted					10.00%
Repaid total amount					$ 328,300
Loan Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment		20,736
Promissory Note [Member]
Debt Instrument [Line Items]
Paid partial payment of promissory note	$ 35,000
Promissory note new principal amount	$ 37,868
Merchant Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans				$ 355,000		$ 250,000
Repayments of loans				401,150		282,500
Cost of borrowing				$ 46,150		32,500
Carrying value of merchant loan		319,742							93,225
Bridge Loan [Member]
Debt Instrument [Line Items]
Carrying value of merchant loan		184,154							96,461
Cash proceeds			$ 200,000
Debt Instrument, Periodic Payment			2,092
Repaid total amount			$ 272,000
Insurance Financing [Member]
Debt Instrument [Line Items]
Carrying value of merchant loan		$ 225,000							$ 141,001
Celtic Bank Corporation [Member]
Debt Instrument [Line Items]
Line of credit maximum draw amount						$ 200,000